Note 9 - Retirement Plans - Fair Value of Plan Assets (Details) - USD ($) $ in Thousands		Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Plan Assets, Amount		$ 293,121	$ 288,949	$ 294,342
Defined Benefit Plan, Equity Securities [Member]
Plan Assets, Amount		42,767	26,371
Defined Benefit Plan, Equity Securities Held in Common Collective Trusts [Member]
Plan Assets, Amount		26,903	17,730
Defined Benefit Plan, Real Estate Held in Common Collective Trusts [Member]
Plan Assets, Amount		4,451	4,509
Defined Benefit Plan, Debt Security Held in Common Collective Trusts [Member]
Plan Assets, Amount		212,162	231,904
Defined Benefit Plan, Cash and Short-term Investments Held in Common Collective Trusts [Member]
Plan Assets, Amount	[1]	3,485	3,388
Other Investments [Member]
Plan Assets, Amount		3,353	5,047
Fair Value, Inputs, Level 1 [Member]
Plan Assets, Amount		42,767	26,371
Fair Value, Inputs, Level 1 [Member] | Defined Benefit Plan, Equity Securities [Member]
Plan Assets, Amount		42,767	26,371
Fair Value, Inputs, Level 1 [Member] | Defined Benefit Plan, Equity Securities Held in Common Collective Trusts [Member]
Plan Assets, Amount		0	0
Fair Value, Inputs, Level 1 [Member] | Defined Benefit Plan, Real Estate Held in Common Collective Trusts [Member]
Plan Assets, Amount		0	0
Fair Value, Inputs, Level 1 [Member] | Defined Benefit Plan, Debt Security Held in Common Collective Trusts [Member]
Plan Assets, Amount		0	0
Fair Value, Inputs, Level 1 [Member] | Defined Benefit Plan, Cash and Short-term Investments Held in Common Collective Trusts [Member]
Plan Assets, Amount	[1]	0	0
Fair Value, Inputs, Level 1 [Member] | Other Investments [Member]
Plan Assets, Amount		0	0
Fair Value, Inputs, Level 2 and Level 3 [Member]
Plan Assets, Amount		0	0
Fair Value, Inputs, Level 2 and Level 3 [Member] | Defined Benefit Plan, Equity Securities [Member]
Plan Assets, Amount		0	0
Fair Value, Inputs, Level 2 and Level 3 [Member] | Defined Benefit Plan, Equity Securities Held in Common Collective Trusts [Member]
Plan Assets, Amount		0	0
Fair Value, Inputs, Level 2 and Level 3 [Member] | Defined Benefit Plan, Real Estate Held in Common Collective Trusts [Member]
Plan Assets, Amount		0	0
Fair Value, Inputs, Level 2 and Level 3 [Member] | Defined Benefit Plan, Debt Security Held in Common Collective Trusts [Member]
Plan Assets, Amount		0	0
Fair Value, Inputs, Level 2 and Level 3 [Member] | Defined Benefit Plan, Cash and Short-term Investments Held in Common Collective Trusts [Member]
Plan Assets, Amount	[1]	0	0
Fair Value, Inputs, Level 2 and Level 3 [Member] | Other Investments [Member]
Plan Assets, Amount		0	0
Fair Value, Inputs, Level 1, Level 2, and Level 3 [Member]
Plan Assets, Amount		42,767	26,371
Fair Value, Inputs, Level 1, Level 2, and Level 3 [Member] | Defined Benefit Plan, Equity Securities [Member]
Plan Assets, Amount		42,767	26,371
Fair Value, Inputs, Level 1, Level 2, and Level 3 [Member] | Defined Benefit Plan, Equity Securities Held in Common Collective Trusts [Member]
Plan Assets, Amount		0	0
Fair Value, Inputs, Level 1, Level 2, and Level 3 [Member] | Defined Benefit Plan, Real Estate Held in Common Collective Trusts [Member]
Plan Assets, Amount		0	0
Fair Value, Inputs, Level 1, Level 2, and Level 3 [Member] | Defined Benefit Plan, Debt Security Held in Common Collective Trusts [Member]
Plan Assets, Amount		0	0
Fair Value, Inputs, Level 1, Level 2, and Level 3 [Member] | Defined Benefit Plan, Cash and Short-term Investments Held in Common Collective Trusts [Member]
Plan Assets, Amount	[1]	0	0
Fair Value, Inputs, Level 1, Level 2, and Level 3 [Member] | Other Investments [Member]
Plan Assets, Amount		0	0
Fair Value Measured at Net Asset Value Per Share [Member]
Plan Assets, Amount	[2]	250,354	262,578
Fair Value Measured at Net Asset Value Per Share [Member] | Defined Benefit Plan, Equity Securities [Member]
Plan Assets, Amount	[2]	0	0
Fair Value Measured at Net Asset Value Per Share [Member] | Defined Benefit Plan, Equity Securities Held in Common Collective Trusts [Member]
Plan Assets, Amount	[2]	26,903	17,730
Fair Value Measured at Net Asset Value Per Share [Member] | Defined Benefit Plan, Real Estate Held in Common Collective Trusts [Member]
Plan Assets, Amount	[2]	4,451	4,509
Fair Value Measured at Net Asset Value Per Share [Member] | Defined Benefit Plan, Debt Security Held in Common Collective Trusts [Member]
Plan Assets, Amount	[2]	212,162	231,904
Fair Value Measured at Net Asset Value Per Share [Member] | Defined Benefit Plan, Cash and Short-term Investments Held in Common Collective Trusts [Member]
Plan Assets, Amount	[1],[2]	3,485	3,388
Fair Value Measured at Net Asset Value Per Share [Member] | Other Investments [Member]
Plan Assets, Amount	[2]	$ 3,353	$ 5,047

[1]	The cash/short term investments consist of a money market fund that holds individual, high quality, short duration fixed income investments, however the fund does not trade on public markets. The Company elected to consistently apply the practical expedient to all investments within common/collective trusts, and therefore, the fair value of this fund is measured at net asset value per share.
[2]	Certain investments that are measured at fair value using the net asset value (“NAV”) per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy but are included to reconcile to the amounts presented in the benefit obligations and funded status table.